FAIR VALUE MEASUREMENT (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Notional amount of open forward contracts	$ 3,345	$ 13,927
Notional amount of open call options	10,196
Notional amount of open put options	$ 2,056